Fees Summary	Jul. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 718.81
Total Fee Amount	718.81
Total Transaction Valuation	5,205,024.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A